Concentration Risk - Schedule of diversification of the Account's portfolio by region and property type (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Total	100.00%	100.00%
Geographic Concentration Risk | Portfolio Fair Value or Net Equity Value | Office
Concentration Risk [Line Items]
Total	32.40%
Geographic Concentration Risk | Portfolio Fair Value or Net Equity Value | Apartment
Concentration Risk [Line Items]
Total	26.50%
Geographic Concentration Risk | Portfolio Fair Value or Net Equity Value | Industrial
Concentration Risk [Line Items]
Total	22.50%
Geographic Concentration Risk | Portfolio Fair Value or Net Equity Value | Retail
Concentration Risk [Line Items]
Total	14.30%
Geographic Concentration Risk | Portfolio Fair Value or Net Equity Value | Other
Concentration Risk [Line Items]
Total	4.30%
Geographic Concentration Risk | Portfolio Fair Value or Net Equity Value | Office, Apartment, Retail, Industrial, and Other
Concentration Risk [Line Items]
Total	100.00%
Geographic Concentration Risk | Portfolio Fair Value or Net Equity Value | West | Office
Concentration Risk [Line Items]
Total	11.30%
Geographic Concentration Risk | Portfolio Fair Value or Net Equity Value | West | Apartment
Concentration Risk [Line Items]
Total	9.30%
Geographic Concentration Risk | Portfolio Fair Value or Net Equity Value | West | Industrial
Concentration Risk [Line Items]
Total	13.60%
Geographic Concentration Risk | Portfolio Fair Value or Net Equity Value | West | Retail
Concentration Risk [Line Items]
Total	4.70%
Geographic Concentration Risk | Portfolio Fair Value or Net Equity Value | West | Other
Concentration Risk [Line Items]
Total	1.20%
Geographic Concentration Risk | Portfolio Fair Value or Net Equity Value | West | Office, Apartment, Retail, Industrial, and Other
Concentration Risk [Line Items]
Total	40.10%
Geographic Concentration Risk | Portfolio Fair Value or Net Equity Value | South | Office
Concentration Risk [Line Items]
Total	5.80%
Geographic Concentration Risk | Portfolio Fair Value or Net Equity Value | South | Apartment
Concentration Risk [Line Items]
Total	9.20%
Geographic Concentration Risk | Portfolio Fair Value or Net Equity Value | South | Industrial
Concentration Risk [Line Items]
Total	5.70%
Geographic Concentration Risk | Portfolio Fair Value or Net Equity Value | South | Retail
Concentration Risk [Line Items]
Total	5.90%
Geographic Concentration Risk | Portfolio Fair Value or Net Equity Value | South | Other
Concentration Risk [Line Items]
Total	1.70%
Geographic Concentration Risk | Portfolio Fair Value or Net Equity Value | South | Office, Apartment, Retail, Industrial, and Other
Concentration Risk [Line Items]
Total	28.30%
Geographic Concentration Risk | Portfolio Fair Value or Net Equity Value | East | Office
Concentration Risk [Line Items]
Total	15.10%
Geographic Concentration Risk | Portfolio Fair Value or Net Equity Value | East | Apartment
Concentration Risk [Line Items]
Total	6.90%
Geographic Concentration Risk | Portfolio Fair Value or Net Equity Value | East | Industrial
Concentration Risk [Line Items]
Total	2.20%
Geographic Concentration Risk | Portfolio Fair Value or Net Equity Value | East | Retail
Concentration Risk [Line Items]
Total	2.90%
Geographic Concentration Risk | Portfolio Fair Value or Net Equity Value | East | Other
Concentration Risk [Line Items]
Total	1.00%
Geographic Concentration Risk | Portfolio Fair Value or Net Equity Value | East | Office, Apartment, Retail, Industrial, and Other
Concentration Risk [Line Items]
Total	28.10%
Geographic Concentration Risk | Portfolio Fair Value or Net Equity Value | Midwest | Office
Concentration Risk [Line Items]
Total	0.20%
Geographic Concentration Risk | Portfolio Fair Value or Net Equity Value | Midwest | Apartment
Concentration Risk [Line Items]
Total	1.10%
Geographic Concentration Risk | Portfolio Fair Value or Net Equity Value | Midwest | Industrial
Concentration Risk [Line Items]
Total	1.00%
Geographic Concentration Risk | Portfolio Fair Value or Net Equity Value | Midwest | Retail
Concentration Risk [Line Items]
Total	0.80%
Geographic Concentration Risk | Portfolio Fair Value or Net Equity Value | Midwest | Other
Concentration Risk [Line Items]
Total	0.20%
Geographic Concentration Risk | Portfolio Fair Value or Net Equity Value | Midwest | Office, Apartment, Retail, Industrial, and Other
Concentration Risk [Line Items]
Total	3.30%
Geographic Concentration Risk | Portfolio Fair Value or Net Equity Value | Foreign | Office
Concentration Risk [Line Items]
Total	0.00%
Geographic Concentration Risk | Portfolio Fair Value or Net Equity Value | Foreign | Apartment
Concentration Risk [Line Items]
Total	0.00%
Geographic Concentration Risk | Portfolio Fair Value or Net Equity Value | Foreign | Industrial
Concentration Risk [Line Items]
Total	0.00%
Geographic Concentration Risk | Portfolio Fair Value or Net Equity Value | Foreign | Retail
Concentration Risk [Line Items]
Total	0.00%
Geographic Concentration Risk | Portfolio Fair Value or Net Equity Value | Foreign | Other
Concentration Risk [Line Items]
Total	0.20%
Geographic Concentration Risk | Portfolio Fair Value or Net Equity Value | Foreign | Office, Apartment, Retail, Industrial, and Other
Concentration Risk [Line Items]
Total	0.20%